CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (68,953,771)	$ (23,542,357)	$ (90,434,568)	$ (295,138,939)	$ (48,136,927)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,318,851	1,825,437	4,895,742	2,867,866	5,327,033
Impairment of goodwill and other long-lived assets			4,121,349	11,548,650
Issuance of common stock for directors' compensation	633,590	945,001	945,001	930,202	560,000
Non-cash stock option and restricted stock compensation expense	1,994,035	1,238,979	3,675,353	3,837,757	3,376,382
Accretion of preferred stock redemption value	7,523,459		239,408	73,077,280	126,017
Non-cash sales incentive	715,584	2,480,900	2,480,900
Allowance for doubtful accounts receivable	393,289	523,953	2,001,614	604,761	747,828
Inventory valuation allowance	12,358,895	264,567	20,537,341	2,691,787	4,451,542
Provision for losses on non-cancelable purchase commitments	2,655,567		8,549,202
Write-off of deferred offering costs			1,269,318
Decrease in fair value of warrants	(361,850)			150,557,529	2,731
Dividends on preferred stock	1,799,392		237,824	3,534,795	37,356
(Gain) loss on disposal of assets	(35,482)	187,569	460,925	1,198,846	143,846
Deferred income tax				(1,123,107)	(413,002)
Changes in operating assets and liabilities:
Accounts receivable	12,200,840	(4,114,298)	(15,282,283)	(11,267,920)	865,834
Inventories	(10,491,799)	(37,366,720)	(42,335,216)	(17,257,429)	(377,447)
Prepaid expenses	3,835,623	(1,026,015)	(5,716,070)	(4,016,820)	297,245
Other current and long-term assets	356,697	(128,243)	(825,702)	754,480	(280,854)
Accounts payable	(4,467,467)	6,830,501	(10,637,915)	29,222,471	1,077,385
Accrued expenses and other liabilities	656,151	(960,315)	(297,394)	2,467,808	2,024,775
Unearned revenue	(35,076)	(115,152)	(91,011)	119,379	(989,073)
Net cash used in operating activities	(34,903,472)	(52,956,193)	(116,206,182)	(45,390,604)	(31,159,329)
Cash flows from investing activities:
Purchase of property and equipment	(3,576,077)	(10,181,675)	(17,568,135)	(6,651,591)	(1,111,656)
Capitalized patents	(219,796)		(217,621)
Proceeds from sale of property and equipment	36,000	67,500	81,942	54,500
Net cash used in investing activities	(3,759,873)	(10,114,175)	(17,703,814)	(6,597,091)	(1,111,656)
Cash flows from financing activities:
Net (payments) proceeds from draws on lines of credit and other short-term borrowings	(6,063,550)	9,806,823	34,619,866	(11,705,199)	(2,400,000)
Payment in settlement of Repurchase Obligation	(10,245,675)
Proceeds from issuance of promissory notes					35,896,619
Proceeds from long-term borrowings		25,700	25,700
Payment of short and long-term debt	(9,211)	(42,865)	(97,860)	(2,101,423)	(1,486,335)
Restricted cash related to line of credit		(5,000,000)	(5,000,000)
Proceeds from issuance of common stock under equity compensation plans	846,015	949,360	1,364,628	362,557	5,979
Redemption of 6% Convertible Preferred Stock	(33,830)			(596,890)
Payment of 6% Convertible Preferred Stock dividends				(17,116)	(37,889)
Proceeds from issuance of Preferred Units Series			34,108,000
Proceeds from private placement of common stock		59,299,928	59,299,928	25,000,000
Placement agent commissions on private placements	(4,620,413)	(1,783,497)	(1,783,497)
Net cash provided by financing activities	65,192,336	63,255,449	122,536,765	66,321,185	31,978,374
Effect of exchange rate changes on cash	140,374	(7,816)	(44,796)	(110,838)	305,121
Net (decrease) increase in cash	26,669,365	177,265	(11,418,027)	14,222,652	12,510
Cash and cash equivalents balance at beginning of period	3,071,673	14,489,700	14,489,700	267,048	254,538
Cash and cash equivalents balance at end of period	29,741,038	14,666,965	3,071,673	14,489,700	267,048
Supplemental disclosures:
Interest paid during the period	2,854,392	66,469	1,878,635	565,786	1,222,439
Non-cash investing and financing activities:
Issuance of Repurchase Obligation	12,100,000
Change in fair value of Repurchase Obligation	388,175
Treasury stock received in settlement of Repurchase Obligation	3,757,500
Deemed dividends on Series H and I Preferred Stock	(148,505,466)
Conversion of debt to equity		6,543,200	6,543,200
Conversion of notes payable and accrued interest to Series D Units				40,590,240
Conversion of accrued guaranty fees and interest to Series D Units				1,694,482
Conversion of Series E Units to common stock				49,748,792
Conversion of Series D Units to common stock				275,022,999
Series D Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of mandatorily redeemable preferred stock				25,379,144
Series E Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of mandatorily redeemable preferred stock				30,000,112
Series G Preferred Units [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of preferred stock redemption value	7,500,000
Cash flows from financing activities:
Proceeds from issuance of Preferred Units Series	18,250,000
Series H Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred Units Series	60,705,000
Series I Redeemable Convertible [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred Units Series	6,364,000
Non-cash investing and financing activities:
Settlement of Repurchase Obligation with issuance of Series I Redeemable Convertible Preferred Stock	$ (6,000,000)